Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	[1]	$ 58,667,000	$ 53,876,000	$ 65,225,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		107,419,000	99,559,000	89,743,000
Impairment			29,421,000
Amortization of contract intangibles / liabilities		(1,442,000)	(912,000)	(912,000)
Amortization of deferred debt issuance cost		2,692,000	3,519,000	2,503,000
Drydocking expenditure		(17,614,000)	(4,235,000)	(2,724,000)
Income tax expense		875,000	488,000	10,000
Income taxes paid		(422,000)	(83,000)	(87,000)
Unrealized (gain) loss on derivative instruments		(38,490,000)	(20,054,000)	22,042,000
Unrealized (gain) loss on foreign currency transactions		49,000	13,000	(507,000)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties		723,000	3,058,000	(3,039,000)
Decrease (increase) in inventories		(2,163,000)	(653,000)	(225,000)
Decrease (increase) in other current assets		(9,689,000)	(117,000)	(1,865,000)
Decrease (increase) in accrued revenue		1,450,000	1,418,000	1,108,000
Increase (decrease) in trade accounts payable		251,000	18,000	700,000
Increase (decrease) in accrued expenses		3,528,000	1,048,000	(1,859,000)
Increase (decrease) prepaid charter		(4,682,000)	763,000	(1,469,000)
Increase (decrease) in amounts due to related parties		(210,000)	(716,000)	597,000
Net cash provided by operating activities		100,942,000	166,411,000	169,241,000
INVESTING ACTIVITIES
Additions to vessel and equipment		(3,309,000)	(11,536,000)	(339,000)
Net cash used in investing activities		(35,514,000)	(11,536,000)	(21,433,000)
FINANCING ACTIVITIES
Proceeds from long-term debt		167,000,000	444,300,000	33,000,000
Repayment of long-term debt		(166,609,000)	(505,822,000)	(92,834,000)
Payment of debt issuance cost		(889,000)	(5,215,000)	(90,000)
Cash distributions		(79,470,000)	(79,386,000)	(79,336,000)
Net cash used in financing activities		(79,968,000)	(145,147,000)	(139,260,000)
Effect of exchange rate changes on cash		(174,000)	(18,000)	510,000
Net increase (decrease) in cash and cash equivalents		(14,714,000)	9,710,000	9,058,000
Cash and cash equivalents at the beginning of the period		62,293,000	52,583,000	43,525,000
Cash and cash equivalents at the end of the period		47,579,000	62,293,000	52,583,000
Limited Partner [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of stock			525,000
General Partner units
FINANCING ACTIVITIES
Net proceeds from issuance of stock			$ 451,000
Synnve Knutsen
INVESTING ACTIVITIES
Acquisition of Synnve & Tove Knutsen (net of cash acquired)		$ (32,205,000)
Tove Knutsen
INVESTING ACTIVITIES
Acquisition of Synnve & Tove Knutsen (net of cash acquired)				$ (21,094,000)

[1]	Included in net income is interest paid amounting to $37.3 million, $25.1 million and $31.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.